Document And Entity Information	Jul. 22, 2024
Document Information [Line Items]
Entity, Registrant Name	Cassava Sciences, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 22, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41905
Entity, Tax Identification Number	91-1911336
Entity, Address, Address Line One	6801 N Capital of Texas Highway
Entity, Address, Address Line Two	Building 1; Suite 300
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78731
City Area Code	512
Local Phone Number	501-2444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001069530
CommonStock0001ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SAVA
Security Exchange Name	NASDAQ
WarrantsExercisableForSharesOfCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for shares of Common Stock*
Trading Symbol	SAVAW
Security Exchange Name	NASDAQ